Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (477.0)	$ (291.0)
Deferred income tax liability	477.0	291.0	$ 284.1
Accounting value of mineral property, plant and equipment in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	409.0	270.8
Accounting value of inventories in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34.7	36.8
Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58.6	18.1
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (25.3)	$ (34.7)